iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.7%
Air Transport Services Group, Inc.
(a)
............ 12,778 $ 177,231
Hub Group, Inc., Class A .................... 6,791 292,352
469,583
a
Automobile Components  — 1.2%
Dana, Inc. .............................. 18,178 220,317
LCI Industries ........................... 2,271 234,776
Patrick Industries, Inc. ..................... 3,553 385,678
840,771
a
Automobiles  — 0.3%
Winnebago Industries, Inc. .................. 4,486 243,141
a
Banks  — 38.6%
1st Source Corp. ......................... 6,336 339,736
Ameris Bancorp .......................... 6,946 349,731
Associated Banc-Corp. ..................... 15,586 329,644
Atlantic Union Bankshares Corp. .............. 18,122 595,308
Axos Financial, Inc.
(a)
...................... 7,043 402,507
Banc of California, Inc. ..................... 21,541 275,294
Bank of NT Butterfield & Son Ltd. (The) .......... 9,848 345,862
Banner Corp. ........................... 6,080 301,811
Berkshire Hills Bancorp, Inc. ................. 12,852 293,026
Brookline Bancorp, Inc. ..................... 28,285 236,180
Byline Bancorp, Inc. ....................... 13,530 321,202
Cadence Bank .......................... 12,143 343,404
Cambridge Bancorp ....................... 4,281 295,389
Capitol Federal Financial, Inc. ................ 55,907 306,929
Cathay General Bancorp .................... 7,422 279,958
Central Pacific Financial Corp. ................ 15,448 327,498
Coastal Financial Corp.
(a)
................... 6,215 286,760
Community Trust Bancorp, Inc. ............... 7,784 339,849
ConnectOne Bancorp, Inc. .................. 14,957 282,538
CVB Financial Corp. ....................... 16,094 277,461
Dime Community Bancshares, Inc. ............. 13,360 272,544
Eagle Bancorp, Inc. ....................... 12,013 227,046
Eastern Bankshares, Inc. ................... 21,266 297,299
Enterprise Financial Services Corp. ............ 7,111 290,911
FB Financial Corp. ........................ 9,403 366,999
First Bancorp ........................... 9,476 302,474
First BanCorp ........................... 19,168 350,583
First Busey Corp. ......................... 13,875 335,914
First Commonwealth Financial Corp. ............ 21,104 291,446
First Financial Bancorp ..................... 13,147 292,126
First Financial Corp. ....................... 7,888 290,909
First Interstate BancSystem, Inc., Class A ........ 10,693 296,945
First Merchants Corp. ...................... 9,586 319,118
First Mid Bancshares, Inc. ................... 10,041 330,148
Flushing Financial Corp. .................... 20,310 267,076
Fulton Financial Corp. ...................... 21,318 361,980
German American Bancorp, Inc. ............... 9,844 347,985
Glacier Bancorp, Inc. ...................... 9,357 349,203
Hancock Whitney Corp. .................... 7,209 344,806
Hanmi Financial Corp. ..................... 15,877 265,463
Heartland Financial USA, Inc. ................ 9,061 402,761
Heritage Commerce Corp. ................... 31,485 273,919
Heritage Financial Corp. .................... 15,799 284,856
Hilltop Holdings, Inc. ....................... 9,403 294,126
Home BancShares, Inc. .................... 12,735 305,131
Hope Bancorp, Inc. ....................... 29,116 312,706
Horizon Bancorp, Inc. ...................... 24,970 308,879
Independent Bank Corp. .................... 5,249 266,229
Live Oak Bancshares, Inc. ................... 9,212 322,973
Security Shares Value
a
Banks (continued)
National Bank Holdings Corp., Class A .......... 8,659 $ 338,134
NBT Bancorp, Inc. ........................ 8,131 313,857
Nicolet Bankshares, Inc. .................... 3,822 317,379
Northfield Bancorp, Inc. .................... 28,220 267,526
Northwest Bancshares, Inc. .................. 25,188 290,921
OFG Bancorp ........................... 8,630 323,193
Old National Bancorp ...................... 18,341 315,282
Old Second Bancorp, Inc. ................... 19,594 290,187
Origin Bancorp, Inc. ....................... 9,237 292,998
Pacific Premier Bancorp, Inc. ................. 11,842 272,011
Pathward Financial, Inc. .................... 5,591 316,283
Peapack-Gladstone Financial Corp. ............ 10,397 235,492
Peoples Bancorp, Inc. ..................... 10,507 315,210
Premier Financial Corp. .................... 15,632 319,831
Provident Financial Services, Inc. .............. 33,857 485,848
QCR Holdings, Inc. ....................... 5,496 329,760
Renasant Corp. .......................... 9,839 300,483
S&T Bancorp, Inc. ........................ 9,515 317,706
Sandy Spring Bancorp, Inc. .................. 12,444 303,136
Seacoast Banking Corp. of Florida ............. 11,739 277,510
Simmons First National Corp., Class A .......... 15,193 267,093
Southside Bancshares, Inc. .................. 9,291 256,524
Stellar Bancorp, Inc. ....................... 12,508 287,184
Texas Capital Bancshares, Inc.
(a)
.............. 4,528 276,842
Tompkins Financial Corp. ................... 5,443 266,163
Towne Bank ............................ 11,630 317,150
TriCo Bancshares ........................ 8,326 329,460
TrustCo Bank Corp. ....................... 9,442 271,646
Trustmark Corp. ......................... 11,858 356,214
UMB Financial Corp. ...................... 4,298 358,539
United Bankshares, Inc. .................... 9,665 313,533
Univest Financial Corp. ..................... 15,344 350,303
Valley National Bancorp .................... 31,153 217,448
Veritex Holdings, Inc. ...................... 14,355 302,747
WaFd, Inc. ............................. 10,409 297,489
Washington Trust Bancorp, Inc. ............... 10,128 277,608
Westamerica BanCorp ..................... 5,958 289,142
WSFS Financial Corp. ..................... 7,060 331,820
27,092,294
a
Building Products  — 2.0%
American Woodmark Corp.
(a)
................. 3,527 277,222
Insteel Industries, Inc. ...................... 8,216 254,367
Quanex Building Products Corp. ............... 9,467 261,763
Resideo Technologies, Inc.
(a)
................. 16,878 330,134
UFP Industries, Inc. ....................... 2,604 291,648
1,415,134
a
Chemicals  — 1.3%
AdvanSix, Inc. ........................... 8,580 196,654
Avient Corp. ............................ 7,550 329,558
Core Molding Technologies, Inc.
(a)
.............. 9,360 149,198
LSB Industries, Inc.
(a)(b)
..................... 26,068 213,236
888,646
a
Commercial Services & Supplies  — 2.5%
Aris Water Solutions, Inc., Class A ............. 26,721 418,718
CoreCivic, Inc.
(a)
......................... 23,705 307,691
Interface, Inc. ........................... 27,184 399,061
MillerKnoll, Inc. .......................... 10,907 288,927
Steelcase, Inc., Class A .................... 23,874 309,407
1,723,804
a

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance  — 0.9%
LendingClub Corp.
(a)
....................... 43,718 $ 369,854
PROG Holdings, Inc. ...................... 8,030 278,481
648,335
a
Consumer Staples Distribution & Retail  — 1.0%
Andersons, Inc. (The) ...................... 5,177 256,779
SpartanNash Co. ......................... 12,122 227,409
United Natural Foods, Inc.
(a)
.................. 18,860 247,066
731,254
a
Containers & Packaging  — 0.3%
Greif, Inc., Class A ........................ 3,992 229,420
a
Diversified Consumer Services  — 0.9%
Graham Holdings Co., Class B ................ 457 319,694
Perdoceo Education Corp. ................... 15,069 322,778
642,472
a
Diversified REITs  — 0.4%
Broadstone Net Lease, Inc. .................. 18,649 295,960
a
Electric Utilities  — 0.5%
ALLETE, Inc. ........................... 5,051 314,930
a
Electrical Equipment  — 1.0%
Atkore, Inc. ............................. 1,788 241,255
Encore Wire Corp. ........................ 1,462 423,731
664,986
a
Electronic Equipment, Instruments & Components  — 0.9%
TTM Technologies, Inc.
(a)
.................... 20,705 402,298
Vishay Intertechnology, Inc. .................. 10,788 240,572
642,870
a
Energy Equipment & Services  — 1.8%
DMC Global, Inc.
(a)
........................ 10,898 157,149
Helmerich & Payne, Inc. .................... 6,325 228,585
Oil States International, Inc.
(a)
................. 31,861 141,463
Patterson-UTI Energy, Inc. .................. 19,269 199,627
Solaris Oilfield Infrastructure, Inc., Class A ........ 25,017 214,646
U.S. Silica Holdings, Inc.
(a)
................... 18,994 293,457
1,234,927
a
Entertainment  — 0.3%
Marcus Corp. (The) ....................... 17,205 195,621
a
Financial Services  — 2.9%
Banco Latinoamericano de Comercio Exterior SA ... 12,579 373,219
Enact Holdings, Inc. ....................... 9,794 300,284
Essent Group Ltd. ........................ 5,639 316,855
Merchants Bancorp ....................... 9,620 389,995
NMI Holdings, Inc.
(a)
....................... 9,844 335,090
Radian Group, Inc. ........................ 10,262 319,148
2,034,591
a
Food Products  — 0.8%
Cal-Maine Foods, Inc. ...................... 5,508 336,594
Fresh Del Monte Produce, Inc. ................ 10,320 225,492
562,086
a
Ground Transportation  — 1.5%
ArcBest Corp.
(b)
.......................... 2,623 280,871
Covenant Logistics Group, Inc., Class A .......... 6,082 299,781
Heartland Express, Inc. ..................... 18,154 223,839
Werner Enterprises, Inc. .................... 6,847 245,328
1,049,819
a
Security Shares Value
a
Health Care Providers & Services  — 0.5%
Fulgent Genetics, Inc.
(a)
.................... 9,973 $ 195,670
Pediatrix Medical Group, Inc.
(a)
................ 20,982 158,414
354,084
a
Hotel & Resort REITs  — 0.7%
Apple Hospitality REIT, Inc. .................. 17,384 252,764
RLJ Lodging Trust ........................ 27,240 262,321
515,085
a
Hotels, Restaurants & Leisure  — 0.2%
Target Hospitality Corp.
(a)
................... 16,793 146,267
a
Household Durables  — 4.6%
Beazer Homes USA, Inc.
(a)
.................. 10,706 294,201
Century Communities, Inc. .................. 3,993 326,068
Ethan Allen Interiors, Inc. ................... 8,919 248,751
KB Home .............................. 5,762 404,377
La-Z-Boy, Inc. ........................... 8,636 321,950
M/I Homes, Inc.
(a)
......................... 3,173 387,550
Meritage Homes Corp. ..................... 2,179 352,671
Taylor Morrison Home Corp.
(a)
................ 6,259 346,999
Tri Pointe Homes, Inc.
(a)
.................... 9,751 363,225
Worthington Enterprises, Inc. ................. 4,314 204,182
3,249,974
a
Insurance  — 3.4%
CNO Financial Group, Inc. ................... 11,238 311,517
Employers Holdings, Inc. .................... 6,450 274,964
Enstar Group Ltd.
(a)
....................... 1,102 336,882
Horace Mann Educators Corp. ................ 8,771 286,110
James River Group Holdings, Ltd. ............. 17,373 134,293
SiriusPoint, Ltd.
(a)
......................... 26,222 319,908
Stewart Information Services Corp. ............. 5,883 365,217
Universal Insurance Holdings, Inc. ............. 19,021 356,834
2,385,725
a
Leisure Products  — 1.0%
JAKKS Pacific, Inc.
(a)
...................... 14,345 256,919
Solo Brands, Inc., Class A
(a)(b)
................. 52,290 119,221
Vista Outdoor, Inc.
(a)
....................... 8,052 303,158
679,298
a
Machinery  — 1.4%
Commercial Vehicle Group, Inc.
(a)
.............. 34,366 168,394
Mueller Industries, Inc. ..................... 7,096 404,046
Titan International, Inc.
(a)
.................... 19,857 147,140
Wabash National Corp. ..................... 12,627 275,774
995,354
a
Marine Transportation  — 0.6%
Matson, Inc. ............................ 3,006 393,696
a
Media  — 0.9%
Stagwell, Inc., Class A
(a)(b)
................... 56,861 387,792
Thryv Holdings, Inc.
(a)
...................... 14,208 253,187
640,979
a
Metals & Mining  — 3.2%
Alpha Metallurgical Resources, Inc. ............ 1,027 288,104
Arch Resources, Inc., Class A ................ 1,563 237,936
Constellium SE
(a)
......................... 14,653 276,209
Metallus, Inc.
(a)
.......................... 12,278 248,875
Ramaco Resources, Inc., Class A .............. 24,265 302,099
Ryerson Holding Corp. ..................... 9,167 178,757
SunCoke Energy, Inc. ...................... 26,274 257,485
Warrior Met Coal, Inc. ...................... 5,221 327,722

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
Worthington Steel, Inc. ..................... 4,314 $ 143,915
2,261,102
a
Multi-Utilities  — 0.4%
Northwestern Energy Group, Inc. .............. 5,549 277,894
a
Office REITs  — 0.8%
Easterly Government Properties, Inc. ........... 23,331 288,604
JBG SMITH Properties ..................... 17,820 271,399
560,003
a
Oil, Gas & Consumable Fuels  — 9.7%
Ardmore Shipping Corp. .................... 20,498 461,820
Berry Corp. ............................. 32,522 210,092
California Resources Corp. .................. 4,761 253,380
CNX Resources Corp.
(a)
.................... 11,810 286,983
CONSOL Energy, Inc.
(a)
.................... 2,542 259,360
CVR Energy, Inc. ......................... 7,837 209,797
Delek U.S. Holdings, Inc. ................... 9,387 232,422
Dorian LPG, Ltd. ......................... 9,282 389,473
Golar LNG, Ltd. .......................... 10,992 344,599
Hallador Energy Co.
(a)
...................... 18,494 143,698
HighPeak Energy, Inc.
(b)
.................... 15,798 222,120
International Seaways, Inc. .................. 5,926 350,404
Magnolia Oil & Gas Corp., Class A ............. 11,640 294,958
Murphy Oil Corp. ......................... 5,880 242,491
Northern Oil & Gas, Inc. .................... 6,629 246,400
Par Pacific Holdings, Inc.
(a)
.................. 7,420 187,355
Riley Exploration Permian, Inc. ................ 8,389 237,493
Ring Energy, Inc.
(a)
........................ 136,758 231,121
Scorpio Tankers, Inc. ...................... 4,928 400,597
SM Energy Co. .......................... 6,726 290,765
Talos Energy, Inc.
(a)
....................... 16,221 197,085
Teekay Tankers, Ltd., Class A ................ 6,406 440,797
VAALCO Energy, Inc. ...................... 60,747 380,884
World Kinect Corp. ........................ 11,889 306,736
6,820,830
a
Paper & Forest Products  — 0.5%
Clearwater Paper Corp.
(a)
................... 7,357 356,594
a
Passenger Airlines  — 0.7%
SkyWest, Inc.
(a)
.......................... 6,359 521,883
a
Personal Care Products  — 0.1%
Medifast, Inc. ........................... 3,563 77,745
a
Pharmaceuticals  — 0.5%
Innoviva, Inc.
(a)(b)
......................... 20,529 336,676
a
Professional Services  — 2.0%
Heidrick & Struggles International, Inc. .......... 10,659 336,611
Kelly Services, Inc., Class A, NVS ............. 14,661 313,892
Korn Ferry ............................. 5,621 377,394
Resources Connection, Inc. .................. 17,886 197,462
TrueBlue, Inc.
(a)(b)
......................... 18,178 187,233
1,412,592
a
Real Estate Management & Development  — 0.8%
Forestar Group, Inc.
(a)
...................... 9,899 316,669
RMR Group, Inc. The, Class A ................ 10,876 245,798
562,467
a
Retail REITs  — 0.5%
Acadia Realty Trust ....................... 18,584 333,025
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 0.5%
Alpha & Omega Semiconductor Ltd.
(a)(b)
.......... 8,937 $ 333,976
a
Specialty Retail  — 3.8%
Aaron's Co., Inc. (The) ..................... 25,471 254,201
American Eagle Outfitters, Inc. ................ 16,055 320,458
Arko Corp. ............................. 37,298 233,858
Asbury Automotive Group, Inc.
(a)
............... 1,159 264,101
Big 5 Sporting Goods Corp. .................. 371 1,098
Caleres, Inc. ............................ 9,273 311,573
Hibbett, Inc. ............................ 5,613 489,510
Monro, Inc. ............................. 9,603 229,128
ODP Corp. (The)
(a)
........................ 5,778 226,902
Signet Jewelers Ltd. ....................... 3,714 332,700
2,663,529
a
Technology Hardware, Storage & Peripherals  — 0.3%
Xerox Holdings Corp. ...................... 16,997 197,505
a
Trading Companies & Distributors  — 1.6%
BlueLinx Holdings, Inc.
(a)
.................... 3,249 302,450
Boise Cascade Co. ....................... 2,588 308,541
GMS, Inc.
(a)
............................. 4,169 336,062
Hudson Technologies, Inc.
(a)
................. 20,051 176,248
1,123,301
a
Total Long-Term Investments — 98.5%
(Cost: $69,081,869) ................................. 69,120,228
a
Short-Term Securities
Money Market Funds  —  3.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.48%
(c)(d)(e)
...................... 1,435,409 1,435,840
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................ 697,491 697,491
a
Total Short-Term Securities — 3.0%
(Cost: $2,132,786) .................................. 2,133,331
Total Investments — 101.5%
(Cost: $71,214,655) ................................. 71,253,559
Liabilities in Excess of Other Assets — (1.5)% ............... (1,074,671)
Net Assets — 100.0% ................................. $ 70,178,888
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
US Small Cap Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,814,047  $ —  $ (378,060)
(a)
$ (72) $ (75) $ 1,435,840  1,435,409  $ 3,205
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 364,659  332,832
(a)
—  —  —  697,491  697,491  8,814  —
$ (72) $ (75)
$ 2,133,331
$ 12,019  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 14 09/20/24 $ 145 $ 2,467
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 306,327 $ 1,735
(c )
$ 308,452 0.4%
Monthly
HSBC Bank PLC
(d)
02/09/28
207,473 (8,214)
(e )
199,757 0.3
Monthly
JPMorgan Chase Bank NA
(f)
02/10/25
411,221 (651)
(g )
410,605 0.6
$ (7,130) $ 918,814
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(390) of net dividends and financing fees.
(e)
Amount includes $(498) of net dividends and financing fees.
(g)
Amount includes $(35) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f )
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024

Schedule of Investments
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Preferred Bank .................... 4,086 $ 308,452 100.0%
a
Total Reference Entity — Long
308,452
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 308,452
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 9, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
First Financial Bancorp ............... 459 $ 10,199 5.1%
Fulton Financial Corp. ................ 40 679 0.3
Preferred Bank .................... 198 14,947 7.5
Provident Financial Services, Inc. ........ 18 258 0 .1
26,083
Consumer Finance
Green Dot Corporation, Class A ......... 17,200 162,540 81.4
a
Financial Services
Radian Group, Inc. .................. 358 11,134 5.6
a
Total Reference Entity — Long
199,757
Net Value of Reference Entity — HSBC Bank PLC .... $ 199,757
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 10,
2025 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp. ........ 633 $ 20,794 5.1%
Banner Corp. ..................... 213 10,573 2.6
Shares Value
% of
Basket
Value
Banks (continued)
Berkshire Hills Bancorp, Inc. ........... 449 $ 10,237 2.5%
Brookline Bancorp, Inc. ............... 988 8,250 2.0
Cadence Bank .................... 424 11,991 2.9
Cathay General Bancorp .............. 250 9,430 2.3
Central Pacific Financial Corp. .......... 540 11,448 2 .8
Eagle Bancorp, Inc. ................. 420 7,938 1.9
First BanCorp ..................... 645 11,797 2.9
First Commonwealth Financial Corp. ...... 737 10,178 2.5
Fulton Financial Corp. ................ 663 11,258 2.7
Hanmi Financial Corp. ............... 554 9,263 2.2
Heritage Financial Corp. .............. 552 9,952 2.4
Hope Bancorp, Inc. ................. 1,017 10,923 2.7
Independent Bank Corp. .............. 183 9,282 2.3
National Bank Holdings Corp., Class A .... 302 11,793 2.9
NBT Bancorp, Inc. .................. 284 10,962 2.7
Northwest Bancshares, Inc. ............ 880 10,164 2.5
OFG Bancorp ..................... 301 11,272 2.7
Pacific Premier Bancorp, Inc. ........... 413 9,487 2.3
Pathward Financial, Inc. .............. 195 11,031 2.7
Provident Financial Services, Inc. ........ 1,145 16,431 4.0
Renasant Corp. .................... 343 10,475 2.5
S&T Bancorp, Inc. .................. 333 11,119 2.7
Seacoast Banking Corp. of Florida ....... 405 9,575 2.3
Simmons First National Corp., Class A .... 531 9,335 2.3
TrustCo Bank Corp. ................. 330 9,494 2.3
Trustmark Corp. ................... 414 12,437 3.0
Veritex Holdings, Inc. ................ 502 10,587 2.6
Westamerica BanCorp ............... 208 10,094 2.5
WSFS Financial Corp. ............... 246 11,562 2.8
339,132
Consumer Finance
Green Dot Corporation, Class A ......... 1,944 18,371 4.5
a
Diversified Consumer Services
Perdoceo Education Corp. ............. 526 11,267 2.7
a
Insurance
Employers Holdings, Inc. .............. 225 9,592 2.4
Horace Mann Educators Corp. .......... 306 9,982 2.4
Stewart Information Services Corp. ....... 206 12,788 3.1
32,362
Office REITs
JBG SMITH Properties ............... 622 9,473 2.3
a
Total Reference Entity — Long
410,605
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 410,605

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
US Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 69,120,228  $ —  $ —  $ 69,120,228
Short-Term Securities
Money Market Funds ...................................... 2,133,331  —  —  2,133,331
$ 71,253,559  $ —  $ —  $ 71,253,559
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,467  $ 1,735  $ —  $ 4,202
Liabilities
Equity Contracts ........................................... —  (8,865) —  (8,865)
$ 2,467  $ (7,130) $ —  $ (4,663)
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust